Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net income (loss) per share because the effect of their inclusion would have been anti-dilutive.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Convertible Notes – principal	-	2,650,858	-	2,650,858
Convertible Notes – accrued interest	-	60,135	-	60,135
Consulting Warrant to purchase common stock	278,228	278,228	278,228	278,228
Financing Warrant to purchase common stock	152,778	220,905	152,778	220,905
IPO Warrants to purchase common stock	460,000	-	460,000	-
IR Consulting Warrant	36,000	-	36,000	-
Options to purchase common stock	1,671,235	-	1,671,235	-
RSUs	462,060	-	462,060	-
Total potentially dilutive securities	3,060,301	3,210,126	3,060,301	3,210,126

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the Year Ended December 31,	For the Period October 30, 2012 (Inception) Through December 31,
	2013	2012
Convertible Notes – principal	2,650,858	-
Convertible Notes – accrued interest	100,227	-
Consulting Warrant to purchase common stock	278,228	-
Financing Warrant to purchase common stock	220,905	-
Options to purchase common stock	275,689	-
Total potentially dilutive securities	3,525,907	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the liabilities that are measured at fair value on a recurring basis.

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities:
December 31, 2013:
Conversion Feature	$5,573,000	$-	$-	$5,573,000
Financing Warrant	175,000	-	-	175,000
Consulting Warrant	529,000	-	-	529,000
Total	$6,277,000	$-	$-	$6,277,000

The following table provides a summary of the assets that are measured at fair value on a recurring basis.

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities:
December 31, 2012	$-	$-	$-	$-
December 31, 2013:
Conversion Feature	$5,573,000	$-	$-	$5,573,000
Financing Warrant	175,000	-	-	175,000
Consulting Warrant	529,000	-	-	529,000
Total	$6,277,000	$-	$-	$6,277,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the Nine Months Ended September 30, 2014
Beginning balance	$6,277,000
Change in fair value of conversion feature and warrants	26,265,177
Extinguishment of derivative liability upon conversion of Convertible Notes	(26,790,177)
Extinguishment of derivative liability upon modification of Financing Warrant	(1,733,000)
Extinguishment of derivative liability upon modification of Consulting Warrant	(4,019,000)
Ending balance	$-

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	For the Year Ended December 31, 2013	For the Period October 30, 2012 (inception) Through December 31, 2012
Beginning balance	$-	$-
Aggregate fair value of conversion feature and warrants upon issuance	6,100,000	-
Change in fair value of conversion feature and warrants	177,000	-
Ending balance	$6,277,000	$-